TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON-CURRENT ACCOUNTS RECEIVABLE (Details 5) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	$ 1,087,887	$ 945,879
Other accounts receivable	133,054	170,264
Gross Book Value [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	1,175,796	1,022,933
Other accounts receivable	133,054	170,264
Accumulated Impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Trade accounts receivable	(87,909)	(77,054)
Other accounts receivable